Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instrument
Summary of derivative financial instruments and the underlying hedged items

	Notional			2017	Changes in fair Value						2018	Fair value by maturity
Strategy	2018	2017	Per unit	Fair Value - December 31, 2017	Inventory	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized gain (loss) 2018	Fair value - December 31, 2018	2019	2020	2021
Hedges for mismatches of quotational periods
Zinc forward	261,020	387,240	ton	(4,638)	3,038	(1,353)	20,460	—	(968)	17,096	(557)	(557)	—	—
Silver forward	—	503	k oz	129	—	—	159	—	67	355	—	—	—	—
				(4,508)	3,038	(1,353)	20,618	—	(901)	17,451	(557)	(557)	—	—
Hedges for sales of zinc at a fixed price
Zinc forward	10,566	2,230	ton	603	—	—	(3,090)	—	—	(1,629)	(858)	(815)	(43)	—
				603	—	—	(3,090)	—	—	(1,629)	(858)	(815)	(43)	—
Interest rates risk
LIBOR floating rate vs. USD fixed rate swaps	—	31,393	USD	646	—	—	—	(936)	—	(290)	—	—	—	—
				646	—	—	—	(936)	—	(290)	—	—	—	—
Foreign exhange risk
Collars foreign exchange (USD)	1,056,922	—	BRL	—	—	—	—	(1,602)	—	—	(1,602)	95	(1,431)	(266)
				—	—	—	—	(1,602)	—	—	(1,602)	95	(1,431)	(266)
				(3,260)	3,038	(1,353)	17,528	(2,538)	(901)	15,532	(3,017)	(1,276)	(1,474)	(266)

Schedule of sensitivity analysis

					Impacts on income stament								Impacts on statement of comprehensive income
					Scenario I				Scenarios II e III				Scenario I	Scenarios II e III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Notional of derivative financial instruments	Unit	Quotation at December 31, 2018	Changes from 2018		Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	94,603	123,471	293,589	USD	0.2581	0.64%		703	63,484	230,801	(24,677)	(52,495)	(48)	(2,278)	(7,245)	1,695	2,689
PEN	43,601	—	—	PEN	1.1482	1.00%		112	(2,813)	(5,626)	2,813	5,626	—	—	—	—	—

Interest rates
BRL - CDI	93,093	27,724	1,056,922	BRL	6.40%	16	bps	(183)	2,336	4,870	(2,180)	(4,243)	—	—	—	—	—
USD - LIBOR	—	—	681,817	USD	2.81%	(6)	bps	—	(5)	(11)	5	10	—	(4)	(8)	4	9
US Dollar coupon	—	—	293,589	USD	3.31%	26	bps	(394)	(1,627)	(3,280)	1,614	3,225	—	—	—	—	—

Price - commodities
Zinc	—	—	271,586	mt	2,511	1.57%		(1,919)	30,499	60,999	(30,499)	(60,999)	466	(7,401)	(14,802)	7,401	14,802